Investment in Cauchari-Olaroz Project (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Schedule of Investment in Cauchari-Olaroz Project

Changes in the Investment in Cauchari-Olaroz Project are summarized below:

$
Investment in Cauchari-Olaroz Project, as at December 31, 2023	59,581
Contribution to Investment in Cauchari-Olaroz Project	1,570
Share of loss of Cauchari-Olaroz Project	(17,374)
Elimination of the Company’s portion of capitalized intercompany interest	(10,858)
Investment in Cauchari-Olaroz Project, as at December 31, 2024	32,919
Contribution to investment in Cauchari-Olaroz Project through capitalization of loans	99,422
Reduction in investment arising from capital contribution allocated to JEMSE	(8,668)
Shareholder's contribution from the restructuring of loans	8,680
Gain on modification of Exar-PGCo loan amendment	766
Recognition of previously unrecognized share of losses for year 2024	(26,043)
Share of loss of Cauchari-Olaroz Project for the current period	(13,724)
Investment in Cauchari-Olaroz Project, as at December 31, 2025	93,352

Schedule of Reconciliation of the Summarized Financial Information For Minera Exar and Exar Capital to Carrying Value

The following provides a reconciliation of the summarized financial information for Minera Exar and Exar Capital to carrying value:

	Minera Exar	Exar Capital
	$	$
Net assets, December 31, 2025	402,310	66,266
Company's share of net assets	180,235	32,470
Elimination of capitalized intercompany interest	(133,512)	-
Expenditures incurred by the Company in connection to the investee	12,605	-
Amortization expense of intangible assets triggered upon commencement of commercial production	1,555	-
Carrying value	60,883	32,470

Minera Exar S.A.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Schedule of Amounts Presented in Financial Statements of Joint Venture

The following is the condensed financial information of Minera Exar on a 100% basis, as amended to reflect the Company’s accounting policies.

	December 31, 2025	December 31, 2024
	$	$
Total current assets	431,365	312,354
Non-current assets	1,409,357	1,479,969
Current liabilities:
Third-party loans	(242,910)	(161,059)
Loans from Exar Capital	-	(584,474)
Derivative liability on loans from Exar Capital	-	(53,211)
Other current liabilities	(61,599)	(72,824)
Non-current liabilities:
Third-party loans	(49,781)	(49,315)
Loans from Exar Capital	(911,338)	(455,821)
Loans from PGCo	(71,537)	(67,355)
Derivative liability on loans from Exar Capital and PGCo	(10,614)	(47,352)
Other non-current liabilities	(90,633)	(88,997)
Net assets	402,310	211,915

	Years ended December 31,
	2025	2024	2023
	$	$	$
Sales	271,467	197,685	34,521
Cost of sales	(238,513)	(177,980)	(27,799)
Gross profit	32,954	19,705	6,722

Selling and distribution expenses	(20,575)	(13,500)	(1,773)
Administrative and other expenses	(11,000)	(8,329)	(5,317)
Finance costs	(138,595)	(36,189)	-
Foreign exchange (loss)/gain	(9,700)	85,889	-
Derivative gain/(loss)	89,949	(3,713)	254,498
Other income/(expense)	3,592	(3,865)	-
Deferred tax recovery/ (expense)	14,614	(72,833)	(124,587)
Net (loss)/income	(38,761)	(32,835)	129,543

Note: Minera Exar’s cost of sales for the year ended December 31, 2025, includes depreciation of $54,252 (2024 – $20,196).

Exar Capital B.V.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Schedule of Amounts Presented in Financial Statements of Joint Venture

The following is the condensed financial information of Exar Capital on a 100% basis.

	December 31, 2025	December 31, 2024
	$	$
Current assets:
Cash and cash equivalents	16,823	14,103
Loans advanced to Minera Exar	-	584,474
Other receivables from Minera Exar	26,789	32,122
Other current assets	2,965	1,132
Total current assets	46,577	631,831
Non-current assets
Loans advanced to Minera Exar	911,338	455,821
Current liabilities
Loans from Lithium Argentina	(308,333)	(380,415)
Loans from Ganfeng	(544,779)	(602,006)
Other current liabilities	(1,984)	(24,894)
Non-current liabilities	(36,553)	(13,155)
Net assets	66,266	67,182

	Years ended December 31,
	2025	2024	2023
	$	$	$
Interest income on loans to Minera Exar	115,232	113,364	83,357
Interest expense on loans from Lithium Argentina	(39,939)	(44,043)	(33,067)
Interest expense on loans from Ganfeng	(64,432)	(63,408)	(46,960)
Other losses	(8,457)	(12,454)	(12,472)
Net income/(loss)	2,404	(6,541)	(9,142)